Northern Lights Fund Trust

GPS Multiple Strategy Fund

Incorporated herein by reference is the definitive version of the prospectus for the GPS Multiple Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 7, 2011 (SEC Accession No. 0000910472-11-000513).